Subsequent Event (Details)				12 Months Ended
	May 01, 2024 CAD ($) $ / shares shares	Apr. 26, 2024 $ / shares	Apr. 25, 2024	Mar. 31, 2024 CAD ($) $ / shares
Subsequent Event (Details) [Line Items]
Adventus share price (in Dollars per share) | $ / shares		$ 0.1015
Consideration price per share (in Dollars per share) | $ / shares				$ 0.5
Implied equity value (in Dollars) | $				$ 200,000,000
Aggregate percentage				23.00%
Shareholders votes, description				66 2/3%
Termination fee (in Dollars) | $				$ 10,000,000
Top of Range [Member]
Subsequent Event (Details) [Line Items]
Own approximately percentage				81.60%
Bottom of Range [Member]
Subsequent Event (Details) [Line Items]
Own approximately percentage				18.40%
Non-adjusting event after reporting period [Member]
Subsequent Event (Details) [Line Items]
Consideration price per share (in Dollars per share) | $ / shares	$ 0.38
Premium percentage			31.00%
Shareholders fixed shares (in Shares) | shares	67,441,217
Aggregate amount (in Dollars) | $	$ 25,627,662
Total issued and outstanding shares of Adventus	15.00%